Background, Principal Activities and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1.	Background, Principal Activities and Basis of Presentation

Background

Himax Technologies, Inc. is a holding company located in the Cayman Islands. Following is general information about Himax Technologies, Inc.’s subsidiaries:

		Jurisdiction of	Percentage of Ownership December 31,
Subsidiary	Main activities	Incorporation	2011	2012

Himax Technologies Limited	IC design and sales	ROC	100.00%	100.00%
Himax Technologies Korea Ltd.	Sales	South Korea	100.00%	100.00%
Himax Semiconductor, Inc.	IC design and sales	ROC	100.00%	100.00%
Himax Technologies (Samoa), Inc.	Investments	Samoa	100.00%	100.00%
Himax Technologies (Suzhou), Co., Ltd.	Sales	PRC	100.00%	100.00%
Himax Technologies (Shenzhen), Co., Ltd.	Sales	PRC	100.00%	100.00%
Himax Display, Inc.	LCOS and MEMS design, manufacturing and sales	ROC	88.02%	81.53%
Integrated Microdisplays Limited	LCOS sales	Hong Kong	88.02%	81.53%
Himax Display US Corp (1)	Investments	Delaware, USA	88.02%	-
Himax Display (USA) Inc. (2)	MEMS design	Delaware, USA	-	81.53%
Himax Analogic, Inc.	IC design and sales	ROC	75.10%	74.60%
Himax Imaging, Inc.	Investments	Cayman Islands	100.00%	100.00%
Himax Imaging, Ltd.	IC design and sales	ROC	89.69%	87.95%
Himax Imaging Corp.	IC design	California, USA	100.00%	100.00%
Argo Limited	Investments	Cayman Islands	100.00%	100.00%
Tellus Limited	Investments	Cayman Islands	100.00%	100.00%

		Jurisdiction of	Percentage of Ownership December 31,
Subsidiary	Main activities	Incorporation	2011	2012
Himax Media Solutions, Inc.	TFT-LCD television, monitor chipset operations, ASIC service and IP licensing	ROC	78.25%	78.28%
Himax Media Solutions (Hong Kong) Limited	Investments	Hong Kong	78.25%	78.28%
Harvest Investment Limited	Investments	ROC	100.00%	100.00%
Iris Optronics Co., Ltd. (3)	E-paper manufacturing and sales	ROC	-	22.22%

(1)	Himax Display US Corp., a holding company was newly incorporated in May 12, 2011, which was wholly owned by Himax Display, Inc. and merged with Spatial Photonics, Inc. on July 3, 2012. (see Note 3, “Acquisition”, for additional information)

(2)	Spatial Photonics, Inc. has renamed as Himax Display (USA) Inc. on July 3, 2012.

(3)	Iris Optronics Co., Ltd. (“Iris”) was newly incorporated on May 18, 2012 and the paid-in capital was $153 thousand. The Company is initially able to exercise control over the daily operating and financial decisions of Iris. As a result, Iris is included in the consolidated financial statements since established date.

Since March 2006, Himax Technologies, Inc.’s ordinary shares have been quoted on the NASDAQ Global Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS effect from August 10, 2009. See Note16 (a) as further described.

Principal Activities

Himax Technologies, Inc. and subsidiaries (collectively, the Company) is a fabless semiconductor solution provider dedicated to display imaging processing technologies. The Company is a worldwide market leader in display driver ICs and timing controllers used in TVs, laptops, monitors, mobile phones, tablets, digital cameras, car navigation, and many other consumer electronics devices. Additionally, the Company designs and provides controllers for touch sensor displays, MEMS and LCOS microdisplays used in palm-size projectors and head-mounted displays, LED driver ICs, power management ICs, scaler products for monitors and projectors, tailor-made video processing IC solutions, IP licensing and ASIC services. The Company also offers digital camera solutions, including CMOS image sensors and wafer level optics, which are used in a wide variety of applications such as mobile phone, tablet, laptop, TV, PC camera, automobile, security and medical devices.

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in conformity with US generally accepted accounting principles (“US GAAP”).